Cover	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	CDK GLOBAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36486
Entity Tax Identification Number	46-5743146
Entity Address, Address Line One	1950 Hassell Road
Entity Address, City or Town	Hoffman Estates,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60169
City Area Code	(847)
Local Phone Number	397-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	CDK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001609702
Amendment Flag	false